UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                            FMC Strategic Value Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                                       Market
                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (78.9%)
AUTOMOTIVE (1.7%)
   Monaco Coach...............................................................        55,000          $1,335
                                                                                                ------------
BANKS (2.3%)
   North Fork Bancorporation..................................................        45,000           1,757
                                                                                                ------------
CHEMICALS (3.4%)
   FMC*.......................................................................        20,000             879
   MacDermid..................................................................        58,000           1,697
                                                                                                ------------
                                                                                                       2,576
                                                                                                ------------
COMMUNICATIONS EQUIPMENT (1.6%)
   Polycom*...................................................................        65,000           1,253
                                                                                                ------------
CONSUMER PRODUCTS (6.6%)
   Blyth......................................................................        75,000           2,612
   Tredegar...................................................................       150,000           2,472
                                                                                                ------------
                                                                                                       5,084
                                                                                                ------------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Agrium.....................................................................        70,000           1,011
                                                                                                ------------
HOLDING COMPANY (2.1%)
   Brascan, Cl A..............................................................        57,000           1,575
                                                                                                ------------
HOUSEHOLD FURNITURE & FIXTURES (8.5%)
   Dorel Industries, Cl B*....................................................        70,000           2,152
   Ethan Allen Interiors......................................................        56,500           2,099
   Furniture Brands International.............................................       100,000           2,298
                                                                                                ------------
                                                                                                       6,549
                                                                                                ------------
INSTRUMENTS (1.3%)
   Mettler Toledo International*..............................................        24,000           1,001
                                                                                                ------------
INSURANCE (2.0%)
   Commerce Group.............................................................        32,300           1,564
                                                                                                ------------



                                        1


SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                                       Market
                                                                                                       Value
                                                                                      Shares           (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MACHINERY (4.8%)
   AZZ*.......................................................................       105,300         $ 1,661
   Gardner Denver*............................................................        21,000             562
   Manitowoc..................................................................        30,100           1,021
   Tecumseh Products, Cl A....................................................        10,000             408
                                                                                                ------------
                                                                                                       3,652
                                                                                                ------------
MANUFACTURING (1.6%)
   Actuant, Cl A*.............................................................        33,700           1,229
                                                                                                ------------
MARINE TRANSPORTATION (2.3%)
   Alexander & Baldwin........................................................        25,000             822
   CP Ships...................................................................        55,000             916
                                                                                                ------------
                                                                                                       1,738
                                                                                                ------------
MEDIA (1.3%)
   Liberty Media International, Cl A*.........................................         4,978             155
   Liberty Media, Cl A*.......................................................        99,560             845
                                                                                                ------------
                                                                                                       1,000
                                                                                                ------------
METALS & METAL FABRICATE (2.5%)
   Mueller Industries.........................................................        50,000           1,906
                                                                                                ------------
MOBILE HOMES (2.3%)
   Palm Harbor Homes*.........................................................       110,000           1,762
                                                                                                ------------
OFFICE EQUIPMENT & SUPPLIES (2.3%)
   United Stationers*.........................................................        44,000           1,734
                                                                                                ------------
PAPER & PAPER PRODUCTS (1.2%)
   Chesapeake.................................................................        40,000             928
                                                                                                ------------
PETROLEUM & FUEL PRODUCTS (19.4%)
   Cooper Cameron*............................................................        14,000             715
   Core Laboratories*.........................................................       110,000           2,420
   Encore Acquisition*........................................................        80,000           2,358
   FMC Technologies*..........................................................        27,515             825
   Range Resources............................................................       215,000           3,601
   Rowan*.....................................................................        35,000             855
   Todco, Cl A*...............................................................       150,000           2,367
   Transocean*................................................................        60,000           1,704
                                                                                                ------------
                                                                                                      14,845
                                                                                                ------------



                                        2

SCHEDULE OF INVESTMENTS                                                             FMC STRATEGIC VALUE FUND
July 31, 2004                                                                                    (Unaudited)


                                                                                Shares/Face           Market
                                                                                   Amount             Value
                                                                                   Shares              (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PRINTING & PUBLISHING (5.8%)
   Reader's Digest Association................................................       122,000         $ 1,742
   RR Donnelley & Sons........................................................        85,000           2,698
                                                                                                ------------
                                                                                                       4,440
                                                                                                ------------
TRANSPORTATION (4.6%)
   Trinity Industries.........................................................        50,000           1,504
   Wabtec.....................................................................       110,000           2,002
                                                                                                ------------
                                                                                                       3,506
                                                                                                ------------
TOTAL COMMON STOCK
  (Cost $42,972)..............................................................                        60,445
                                                                                                ------------

RIGHTS (0.0%)
   Liberty Media International, Cl A, Expires 8/23/04.........................           995               6
                                                                                                ------------
TOTAL RIGHTS
  (Cost $0)...................................................................                             6
                                                                                                ------------

U.S. TREASURY OBLIGATIONS (21.0%)
   U.S. Treasury Bills (A)
      1.623%, 01/06/05..............................................................  $2,657           2,638
      1.359%, 12/02/04..............................................................   6,100           6,068
      1.126%, 11/04/04..............................................................     773             770
      0.985%, 10/07/04..............................................................   2,176           2,170
      0.924%, 09/02/04..............................................................     726             725
      0.904%, 08/05/04..............................................................   3,687           3,687
                                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,062)..............................................................                        16,058
                                                                                                ------------

TOTAL INVESTMENTS (99.9%)
  (Cost $59,034)+.............................................................                        76,509
                                                                                                ------------

OTHER ASSETS AND LIABILITIES, NET (0.1%) .....................................                           101
                                                                                                ------------

TOTAL NET ASSETS (100.0%).....................................................                       $76,610
                                                                                                ============

* NON-INCOME PRODUCING SECURITY
+ AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,033,763, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,324,444 AND $(849,114), RESPECTIVELY.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND
July 31, 2004                                                        (Unaudited)


(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
CL CLASS

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.